Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Repayment of directors		$ 128,000
Prepaid, deposits and other		15,000
Underlying securities held in fair value	$ 324,000
Research and development expenses	800,000	$ 838,000
Chief Executive Officer [Member]
Related Parties [Line Items]
Extended margin, value	330,000
Net receivable	5,000
Interest income	$ 29,000